Cash and cash equivalents - Breakdown of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand	€ 2,322	€ 1,651
Bank balances	251,999	458,140
Total cash and cash equivalents	€ 254,321	€ 459,791	€ 317,291	€ 210,626